Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2025
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

Cybersecurity incident means an unauthorized occurrence, or a series of related unauthorized occurrences, on or conducted through a registrant’s information systems that jeopardizes the confidentiality, integrity, or availability of a registrant’s information systems or any information residing therein. Cybersecurity threat means any potential unauthorized occurrence on or conducted through a registrant’s information systems that may result in adverse effects on the confidentiality, integrity, or availability of a registrant’s information systems or any information residing therein.

Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Text Block]

Due to the intimate nature of the Company, its limited resources and the assessed minimal risk of such an occurrence, the Company has no formal processes for assessing, identifying, and managing material risks from cybersecurity threats.